Opportunistic Credit Interval Fund

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (89.61%)

Consumer Discretionary (0.83%)
Shock Doctor Sports Inc., First Lien Term Loan(a)(b)	10.59%	3M SOFR + 5.25%, 1.00% Floor	05/14/2024	$86,893	$85,268

Consumer Staples (10.93%)
Florida Food Products LLC, First Lien Term Loan(a)(b)	10.19%	1M US L + 5.00%, 0.75% Floor	10/18/2028	397,985	383,021
Global Integrated Flooring Systems Inc., First Lien Term Loan(a)(b)(i)	14.27%	1M SOFR + 8.36%, 1.00% PIK, 1.25% Floor	05/15/2024	1,327,999	640,096
Global Integrated Flooring Systems Inc., Revolver(a)(b)(i)	14.50%	1M SOFR + 8.36%, 1.00% PIK,1.25% Floor	05/15/2024	12,006	5,787
Patriot Pickle, Inc., First Lien Term Loan(a)(b)	10.82%	3M SOFR + 5.43%	04/13/2027	98,991	98,249
					1,127,153
Financials (4.11%)
CIM Sense, LLC, Delayed Draw Term Loan(a)(b)	10.91%	3M SOFR + 5.50%, 1.00% Floor	12/17/2026	54,937	52,399
CIM Sense, LLC, First Lien Term Loan(a)(b)	10.91%	3M SOFR + 5.50%	12/17/2026	44,234	42,190
Cor Leonis Limited, Revolver(a)(b)(c)	12.74%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	185,714	185,536
Fortis Payment Systems, LLC, Delayed Draw Term Loan(a)(b)	10.59%	3M SOFR + 5.25%, 1.00% Floor	02/13/2026	46,478	46,190
Source Advisors, LLC, First Lien Term Loan(a)(b)	11.04%	6M SOFR + 5.75%, 1.00% Floor	04/06/2028	99,000	97,148
					423,463
Health Care (7.96%)
Blades Buyer, Inc., First Lien Term Loan(a)(b)	9.89%	6M SOFR + 5.00%	08/01/2025	99,248	96,757
Dentive LLC, Delayed Draw Term Loan(a)(b)(c)	11.92%	3M SOFR + 7.00%, 1.00% Floor	12/26/2028	11,282	9,747
Dentive LLC, First Lien Term Loan(a)(b)	12.24%	3M SOFR + 7.00%, 1.00% Floor	12/26/2028	240,634	234,257
Global Nephrology Solutions, LLC, Delayed Draw Term Loan(a)(b)	11.14%	3M SOFR + 5.75%, 1.00% Floor	12/22/2026	74,965	73,938
Global Nephrology Solutions, LLC, First Lien Term Loan(a)(b)	11.14%	3M SOFR + 5.75%, 1.00% Floor	12/22/2026	24,171	23,840
South Florida ENT Associates, First Lien Term Loan(a)(b)	12.34%	3M SOFR + 7.00%, 1.00% Floor	03/04/2025	395,453	382,403
					820,942
Industrials (15.01%)
Accordion Partners, LLC, Delayed Draw Term Loan A(a)(b)	11.74%	3M SOFR + 6.50%, 0.75% Floor	08/29/2029	7,299	7,299
Accordion Partners, LLC, Delayed Draw Term Loan B(a)(b)	11.29%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	9,124	9,022
Accordion Partners, LLC, First Lien Term Loan A(a)(b)(c)	11.65%	3M SOFR + 6.39%, 0.75% Floor	08/29/2029	183,159	186,728
Heads Up Technology, LLC, First Lien Term Loan(a)(b)	10.89%	3M SOFR + 5.50%, 0.75% Floor	08/10/2028	99,250	98,257
Material Handling Systems, Inc., First Lien Term Loan(a)(b)	10.41%	3M SOFR + 5.50%, 1.00% Floor	06/08/2029	496,250	423,053

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Qualtek LLC, First Lien Term Loan B(a)(b)	11.37%	1M SOFR + 6.25%, 1.00% Floor	07/18/2025	$552,380	$297,291
Qualtek LLC, First Lien Term Loan (DIP 2)(a)(b)(i)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	08/21/2023	42,534	42,534
Qualtek LLC, First Lien Term Loan (DIP 1)(a)(b)(i)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	08/21/2023	79,407	79,407
Qualtek LLC, Third Amendment First Lien Term Loan(a)(b)(i)	17.25%	3M SOFR + 1.00%, 11.00% PIK, 1.00% Floor	06/16/2024	172,493	172,493
Qualtek LLC, Third Amendment Rollover Loan(a)(b)	11.37%	1M SOFR + 6.25%, 1.00% Floor	07/18/2024	231,612	231,612
					1,547,696

Information Technology (50.76%)
Alegeus Technologies Holdings Corp. First Lien Term Loan(a)(b)	13.36%	6M SOFR + 8.25%, 1.00% Floor	09/05/2024	365,000	363,722
Athos Merger Sub LLC, First Lien Term Loan, First Lien Term Loan(a)(b)	10.22%	1M SOFR + 5.00%	07/31/2026	237,996	231,823
Athos Merger Sub LLC, Second Lien Term Loan, Second Lien Term Loan(a)(b)	13.47%	1M US L + 8.25%	07/30/2027	160,771	153,746
Grindr Capital LLC, Delayed Draw Term Loan(a)(b)	13.35%	3M SOFR + 8.00%, 1.50% Floor	11/14/2027	1,726,939	1,713,124

HDC / HW Intermediate Holdings, LLC, First Lien Term Loan(a)(b)(i)	14.80%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	1,272,342	916,086
HDC / HW Intermediate Holdings, LLC, Revolver(a)(b)(i)	14.80%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	130,664	94,078

Help Systems Holdings, Inc., First Lien Term Loan, First Lien Term Loan(a)(b)	9.15%	3M SOFR + 4.00%, 0.75% Floor	11/19/2026	406,846	372,264
Ivanti Software, Inc., First Lien Term Loan(a)(b)	9.42%	1M US L + 4.25%, 0.75% Floor	12/01/2027	472,613	400,502
Kofax, Inc., First Lien Term Loan(a)(b)	10.45%	1M SOFR + 5.25%, 0.50% Floor	06/15/2029	497,500	455,834
PEAK Technology Partners, Inc., First Lien Term Loan(a)(b)	11.47%	3M SOFR + 6.40%, 1.00% Floor	07/22/2027	99,500	96,993
Smartdata Solutions, LLC, First Lien Term Loan(a)(b)	10.13%	1M SOFR + 5.00%	09/30/2027	98,992	96,151
Tank Holding Corp., Revolver (a)(b)(c)	10.94%	1M SOFR + 5.75%	03/31/2028	4,337	3,931
Taoglas Group Holdings Limited, First Lien Term Loan(a)(b)	12.24%	3M SOFR + 7.00%, 1.00% Floor	02/28/2029	313,218	305,388
Taoglas Group Holdings Limited, Revolver(a)(b)(c)	12.14%	3M SOFR + 7.00%, 1.00% Floor	02/28/2029	30,215	29,739
					5,233,381
TOTAL BANK LOANS
(Cost $7,955,252)					9,237,903

BONDS & NOTES (4.11%)
ASSET BACKED SECURITIES (4.11%)
Mount Logan Funding 2018-1 LP(a)	20.95%	N/A	01/22/2033	479,858	424,050

TOTAL BONDS & NOTES
(Cost $412,180)					424,050

	Shares	Value
JOINT VENTURE (0.89%)
Great Lakes Funding II LLC, Series A(c)(d)(e)(f)(h)	94,926	$91,945

TOTAL JOINT VENTURE
(Cost $94,926)		91,945

SHORT TERM INVESTMENTS (7.39%)
US BANK MMDA, 5.10%(g)	761,811	761,811

TOTAL SHORT TERM INVESTMENTS
(Cost $761,811)		761,811

INVESTMENTS, AT VALUE (102.00%)
(Cost $9,224,169)		10,515,709

Other Liabilities In Excess Of Other Assets (-2.00%)		(206,217)

NET ASSETS (100.00%)		$10,309,492

Investment Abbreviations:
L - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
PIK – Payment in-kind
Reference Rates:
1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22% 3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%
6M US L - 6 Month LIBOR as of June 30, 2023 was 5.76% 1M SOFR- 1 Month Secured Overnight Financing Rate as of June 30, 2023 was 5.14%
3M SOFR - 3 Month Secured Overnight Financing Rate as of June 30, 2023 was 5.27%
6M SOFR - 6 Month Secured Overnight Financing Rate as of June 30, 2023 was 5.39%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of this commitment was unfunded as of June 30, 2023.
(d)	Restricted security.
(e)	Non-income producing security.
(f)	During the period ended June 30, 2023, the Fund invested $39,913 in Great Lakes Funding II LLC - Series A units, received a return of capital distribution of $436, and reported change in unrealized depreciation of $(2,658) on Great Lakes Funding II LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $9,199 during the period ended June 30, 2023.
(g)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2023.
(h)	Affiliate company.
(i)	Payment in kind security which may pay interest in additional par.

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2023
Great Lakes Funding II LLC, Series A	$91,945	N/A	N/A	$4,022
Total	$91,945			$4,022

Unfunded Commitments:

Security	Value	Maturity Date	Unfunded Commitments as of June 30, 2023
Accordion Partners, LLC, First Lien Term Loan A	$186,728	8/29/2029	$150,000
Cor Leonis Limited, Revolver	185,536	5/15/2028	214,286
Dentive LLC, Delayed Draw Term Loan	9,747	12/26/2028	107,480
Tank Holding Corp., Revolver	3,931	03/31/2028	2,511
Taoglas Group Holdings Limited, Revolver	29,739	02/28/2029	55,782
Total	$415,681		$530,059
Total Unfunded Commitments			$534,081

Security determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
08/05/2022 – 06/30/2023	Great Lakes Funding II LLC, Series A	$94,926	$91,945	0.89%